FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:       /  /   (a)
               or fiscal year ending:   12/31/2003 (b)


Is this a transition report?: (Y/N) N
                                    ---------------


Is this an amendment to a previous filing? (Y/N) N
                                                 --------------


Those items or sub-items with a star after the item number should be completed only if the answer has changed from the previous filing on this form:

1.       A. Registrant Name: Pruco Life Single Premium Variable Annuity
                             Account

         B. File Number: 811-4386

         C. Telephone Number: 973-802-6000

2.       A.  Street: 213 Washington Street

         B.  City: Newark

         C. State: NJ D. Zip Code:07102 Zip Ext: 2992

         E. Foreign Country:              Foreign Postal Code:

3.       Is this the first filing on this form by Registrant?(Y/N) N
                                                                   ----------
4.       Is this the last filing on this form by Registrant?(Y/N)  N
                                                                   ----------
5.       Is Registrant a small business investment company (SBIC)?(Y/N) N
                                                                        -----
6.       Is Registrant a unit investment trust(UIT)?(Y/N) Y
                                                          ----------
         (If answer is "Y" (yes) complete only items 111 through 132)

7.       A.  Is Registrant a series or multiple portfolio company?(Y/N)
         (If answer is "N" (No), go to item 8.)                        ---------

         B. How many separate series or portfolios did Registrant have at the end of the period?
                                ------------------------------

For period ending 12/31/2003                             If filing more than one
File number 811-4386                                     Page 2, "X":
                ----                                                  ------

C. List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THE SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATION IS REQUIRED EACH TIME THE FORM IS FILED.

                                                        Is this the
 Series                                                 last filing
 Number           Series Name                           for this series?
 ------          -------------------                    ----------------
    1                                                    (Y/N)

(NOTE: See item D(8) of the general instructions to the form for information on how to complete the form for series companies.)

For period ending 12/31/2003                             If filing more than one
File number 811-4386                                     Page 47, "X":
            --------                                                   ------
UNIT INVESTMENT TRUSTS
111.*   A.  Depositor Name:  Pruco Life Insurance Company
                              ------------------------------------------
         B.  File Number (If any):
                                   ---------------
         C.   City: Newark   State: NJ Zip Code: 07102 Zip Ext: 3777
                    -------         --           -----
         Foreign Country:                   Foreign Postal Code:
                          ----------------                       ------------

111.*    A.  Depositor Name:
                            ----------------------------------------------
         B.  File Number (If any):
                                   ---------------
         C.  City:               State:      Zip Code:       Zip Ext:
                  ----------           ---            ------
         Foreign Country:                 Foreign Postal Code:
                         ---------------                         ------------

112.*    A. Sponsor Name:
                              ------------------------------------------
         B.  File Number (If any):
                                   ---------------
         C.  City:               State:      Zip Code:       Zip Ext:
                  ----------           ---            ------
         Foreign Country:                 Foreign Postal Code:
                         ---------------                         ------------

112.*    A. Sponsor Name:
                              ------------------------------------------
         B.  File Number (If any):
                                   ---------------
         C.  City:               State:      Zip Code:       Zip Ext:
                  ----------           ---            ------
         Foreign Country:                 Foreign Postal Code:
                         ---------------                         ------------

For period ending 12/31/2003                             If filing more than one
File number 811-4386                                     Page 48, "X":
            --------                                                   ------

113.     A.  Trustee Name:
                          -------------------------------------------------
    *    B.  City:                 State:         Zip Code:         Zip Ext:
                  ----------             ----               ------
         Foreign Country:                 Foreign Postal Code:
                         -----------------                    --------
113.     A.  Trustee Name:
                          -------------------------------------------------
    *    B.  City:                 State:         Zip Code:         Zip Ext:
                  ----------             ----               ------
         Foreign Country:                 Foreign Postal Code:
                         -----------------                    --------

114.     A.  Principal Underwriter Name:
                                          --------------------------------------
    *    B.  City:                 State:         Zip Code:         Zip Ext:
                  ----------             ----               ------
         Foreign Country:                 Foreign Postal Code:
                         -----------------                    --------

114.     A.  Principal Underwriter Name:
                                          --------------------------------------
    *    B.  City:                 State:         Zip Code:         Zip Ext:
                  ----------             ----               ------
         Foreign Country:                 Foreign Postal Code:
                         -----------------                    --------

115.     A.  Independent Public Accountant Name:
                                                  ------------------------------
    *    B.  City:                 State:         Zip Code:         Zip Ext:
                  ----------             ----               ------
         Foreign Country:                 Foreign Postal Code:
                         -----------------                    --------

115.     A.  Independent Public Accountant Name:
                                                  ------------------------------
    *    B.  City:                 State:         Zip Code:         Zip Ext:
                  ----------             ----               ------
         Foreign Country:                 Foreign Postal Code:
                         -----------------                    --------

For period ending 12/31/2003                             If filing more than one
File number 811-4386                                     Page 49, "X":
            --------                                                   -------

116. A. Is Registrant part of a family of investment companies?(Y/N)
 *
        --------------------------------------

     B. Identify the family in 10 letters:
                                           ---------------------
     (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A. Is Registrant a separate account of an insurance company?(Y/N)
 *
        --------------------------------------

     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

     B. Variable annuity contracts?(Y/N):
                                          --------------
     C. Scheduled premium variable life contracts:
                                                   -----------
     D. Flexible premium variable life contracts:
                                                   -----------
     E. Other types of insurance products registered under the Securities
        Act of 1933?(Y/N)
                          ------------
118. State the number of series existing at the end of the period that had
 *   securities registered under the Securities Act of 1933      1
                                                            -----------
119. State the number of new series for which registration statements under the
 *   Securities Act of 1933 became effective during the period
                                                               ----------
120. State the total value of the portfolio securities on the date of
 *   deposit for the new series included in item 119 ($000's omitted)

     ------------------------------------------


121. State the number of series for which a current prospectus was in
 *   existence at the end of the period
                                        -------------------------
122. State the number of existing series for which additional units
 *   were registered under the Securities Act of 1933 during the period    1
                                                                        --------

For period ending 12/31/2003                             If filing more than one
File number 811-4386                                     Page 50, "X":
            --------                                                   ------
123. State the total value of the additional units considered in
 *   answering item 122 ($000's omitted)  ($3,627)
                                         -----------------
124. State the total value of units prior series that were placed in
 *   the portfolios of subsequent series during the current period
     (the value of these units is to be measured on the date they were placed in the subsequent series)($000's omitted)
                                                       ---------------------
125. State the total dollar amount of sales loads collected (before
 *   reallowances to other brokers or dealers) by Registrant's
     principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted) $
                                                                ----------------
126. Of the amounts shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.)
     ($000's omitted) $
                      ------------------------

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                              Number of       Total Assets       Total Income
                              Series          ($000's            Distributions
                              Investing       omitted)          ($000'S omitted)
                              ---------       ------------      ----------------

A. U.S. Treasury direct issue

B. U.S. Government agency

C. State and municipal tax-free

D. Public utility debt

E. Brokers or dealers debt or
   debt of brokers' or dealers'
   parent

F. All other corporate intermed.
   & long term debt

G. All other corporate short-
   term debt

H. Equity securities of brokers
   or dealers or parents of
   brokers or dealers

I. Investment company equity
   securities

J. All other equity securities        1      $20,950          $457

K. Other securities

L. Total assets of all series of      1      $20,950          $457
   registrant

For period ending 12/31/2003                             If filing more than one
File number 811-4386                                     Page 51, "X":
            --------                                                   ------
128. Is the timely payment of principal and interest on any of the
 *   portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer?(Y/N)
                              --------------------------------------

129. Is the issuer of any instrument covered in item 128 delinquent or
 * in default as to payment of principal or interest at the end of the current period?(Y/N)
                              --------------------------------------

130. In computations of NAV or offering price per unit, is any part of
 * the value attributed to instruments identified in item 129 derived from insurance or guarantees?(Y/N)
                                           ----------------------------

131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted) $230
                                               --------------------

132. List the "811" (Investment Company Act of 1940) registration
 * number for all Series of Registrant that are being included in this filing:


           811-4386         811-          811-           811-
           811-             811-          811-           811-
           811-             811-          811-           811-
           811-             811-          811-           811-
           811-             811-          811-           811-
           811-             811-          811-           811-
           811-             811-          811-           811-
           811-             811-          811-           811-

This report is signed on behalf of the registrant in the City of Newark and State of New Jersey on the 29th day of February, 2004.

PRUCO LIFE INSURANCE COMPANY


BY:  /s/ William J. Eckert                           WITNESS: /s/ William Sues

         William J. Eckert                           William Sues
         Vice President                              Director, Separate Accounts
         Chief Accounting Officer